                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3090
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                              MFS SERIES TRUST VII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                  Date of reporting period: February 28, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) CAPITAL OPPORTUNITIES FUND

2/28/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Capital Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
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
COMMON STOCKS - 97.6%
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AEROSPACE - 1.6%
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United Technologies Corp.                                                                             272,090      $   17,857,267
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ALCOHOLIC BEVERAGES - 0.9%
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Diageo PLC                                                                                            286,100      $    5,642,848
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Grupo Modelo S.A. de C.V., "C"                                                                        934,100           4,801,101
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                                                                                                                   $   10,443,949
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APPAREL MANUFACTURERS - 3.5%
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LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                             144,200      $   15,974,335
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NIKE, Inc., "B" (l)                                                                                   223,020          23,298,899
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                                                                                                                   $   39,273,234
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AUTOMOTIVE - 1.5%
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Bayerische Motoren Werke AG                                                                           296,900      $   17,248,450
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BIOTECHNOLOGY - 7.3%
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Amgen, Inc. (a)                                                                                       511,370      $   32,860,636
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Genzyme Corp. (a)(l)                                                                                  348,781          21,554,666
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MedImmune, Inc. (a)(l)                                                                                208,530           6,654,192
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Millipore Corp. (a)                                                                                   299,210          21,399,499
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                                                                                                                   $   82,468,993
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BROADCASTING - 1.0%
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Viacom, Inc., "B" (a)(l)                                                                              287,919      $   11,240,358
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BROKERAGE & ASSET MANAGERS - 2.8%
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Affiliated Managers Group, Inc. (a)(l)                                                                115,890      $   13,153,515
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EFG International (a)                                                                                 158,727           5,688,136
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Franklin Resources, Inc. (l)                                                                          111,950          13,141,811
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                                                                                                                   $   31,983,462
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BUSINESS SERVICES - 6.3%
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Fidelity National Information Services, Inc.                                                          124,600      $    5,725,370
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First Data Corp.                                                                                    1,136,800          29,022,504
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Getty Images, Inc. (a)(l)                                                                             267,600          14,035,620
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Global Payments, Inc. (l)                                                                             601,300          23,132,011
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                                                                                                                   $   71,915,505
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CHEMICALS - 1.6%
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Bayer AG                                                                                              306,800      $   17,644,991
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COMPUTER SOFTWARE - 2.3%
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Oracle Corp. (a)(l)                                                                                   867,019      $   14,245,122
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Symantec Corp. (a)(l)                                                                                 705,339          12,061,297
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                                                                                                                   $   26,306,419
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COMPUTER SOFTWARE - SYSTEMS - 1.7%
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Dell, Inc. (a)(l)                                                                                     847,340      $   19,361,719
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CONSUMER GOODS & SERVICES - 2.3%
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eBay, Inc. (a)(l)                                                                                     647,200      $   20,749,232
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Kimberly-Clark de Mexico S.A. de C.V., "A"                                                          1,187,300           4,974,219
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                                                                                                                   $   25,723,451
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CONTAINERS - 1.8%
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Owens-Illinois, Inc. (a)                                                                              853,660      $   20,282,962
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ELECTRICAL EQUIPMENT - 4.0%
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Hubbell, Inc., "B"                                                                                    117,700      $    5,684,910
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Rockwell Automation, Inc. (l)                                                                          94,200           5,848,878
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Tyco International Ltd.                                                                               902,297          27,817,817
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WESCO International, Inc. (a)                                                                          86,500           5,772,145
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                                                                                                                   $   45,123,750
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ELECTRONICS - 2.8%
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Intel Corp.                                                                                         1,206,160      $   23,942,276
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Samsung Electronics Co. Ltd., GDR                                                                      27,940           8,388,985
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                                                                                                                   $   32,331,261
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ENERGY - INTEGRATED - 4.5%
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Exxon Mobil Corp. (l)                                                                                 160,670      $   11,516,826
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Hess Corp.                                                                                            364,910          19,358,476
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TOTAL S.A., ADR                                                                                       298,800          20,115,216
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                                                                                                                   $   50,990,518
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FOOD & BEVERAGES - 4.0%
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Nestle S.A. (l)                                                                                        92,325      $   34,412,011
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PepsiCo, Inc.                                                                                         180,000          11,367,000
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                                                                                                                   $   45,779,011
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FOOD & DRUG STORES - 1.5%
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CVS Corp.                                                                                             538,700      $   16,920,567
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INSURANCE - 5.7%
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Aflac, Inc.                                                                                           346,900      $   16,373,680
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Berkshire Hathaway, Inc., "B" (a)                                                                       6,590          23,216,570
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Travelers Cos., Inc.                                                                                  490,470          24,896,257
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                                                                                                                   $   64,486,507
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INTERNET - 1.0%
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Yahoo!, Inc. (a)(l)                                                                                   365,070      $   11,266,060
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MAJOR BANKS - 4.2%
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Bank of America Corp.                                                                                 288,706      $   14,686,474
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JPMorgan Chase & Co.                                                                                  453,480          22,401,912
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PNC Financial Services Group, Inc.                                                                    140,270          10,283,194
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                                                                                                                   $   47,371,580
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MEDICAL EQUIPMENT - 4.3%
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Advanced Medical Optics, Inc. (a)(l)                                                                  537,600      $   20,719,104
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DENTSPLY International, Inc.                                                                          199,400           6,289,076
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Medtronic, Inc. (l)                                                                                   326,050          16,419,878
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Ventana Medical Systems, Inc. (a)(l)                                                                  129,452           5,210,443
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                                                                                                                   $   48,638,501
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METALS & MINING - 1.4%
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BHP Billiton Ltd., ADR (l)                                                                            381,350      $   16,405,677
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NETWORK & TELECOM - 4.5%
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Cisco Systems, Inc. (a)(l)                                                                            732,040      $   18,989,118
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Juniper Networks, Inc. (a)(l)                                                                         649,480          12,281,667
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NICE Systems Ltd., ADR (a)(l)                                                                         562,244          19,245,612
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                                                                                                                   $   50,516,397
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OIL SERVICES - 3.5%
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Dresser-Rand Group, Inc. (a)(l)                                                                       249,200      $    6,471,724
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GlobalSantaFe Corp. (l)                                                                               296,212          17,070,698
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Noble Corp.                                                                                           226,320          15,892,190
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                                                                                                                   $   39,434,612
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OTHER BANKS & DIVERSIFIED FINANCIALS - 6.6%
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American Express Co.                                                                                  322,370      $   18,333,182
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Commerce Bancorp, Inc. (l)                                                                            499,150          16,681,593
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Investors Financial Services Corp.                                                                    281,254          16,464,609
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New York Community Bancorp, Inc. (l)                                                                  829,100          13,879,134
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SLM Corp.                                                                                             208,970           8,906,301
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                                                                                                                   $   74,264,819
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PHARMACEUTICALS - 7.3%
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Johnson & Johnson (l)                                                                                 547,530      $   34,521,767
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Roche Holding AG                                                                                       79,200          14,135,774
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Wyeth                                                                                                 688,059          33,659,846
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                                                                                                                   $   82,317,387
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SPECIALTY CHEMICALS - 1.2%
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Praxair, Inc.                                                                                         216,130      $   13,333,060
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SPECIALTY STORES - 3.2%
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Advance Auto Parts, Inc. (l)                                                                          419,000      $   15,775,350
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CarMax, Inc. (a)(l)                                                                                   180,580           9,516,566
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PetSmart, Inc. (l)                                                                                    374,050          11,337,456
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                                                                                                                   $   36,629,372
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TOBACCO - 1.8%
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Altria Group, Inc.                                                                                    237,130      $   19,985,316
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TRUCKING - 0.5%
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United Parcel Service, Inc., "B"                                                                       80,400      $    5,643,276
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UTILITIES - ELECTRIC POWER - 1.0%
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NRG Energy, Inc. (a)                                                                                  166,780      $   11,047,507
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  TOTAL COMMON STOCKS                                                                                              $1,104,235,938
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SHORT-TERM OBLIGATIONS - 1.8%
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General Electric Capital Corp., 5.32%, due 3/01/07 (y)                                           $ 20,453,000      $   20,453,000
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COLLATERAL FOR SECURITIES LOANED - 17.3%
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Merrill Lynch Repurchase Agreement, 5.3025%, dated 2/28/07, due 3/01/07, total to be received $2,175,820 (secured by various U.S. Treasury and Federal Agency
  obligations and Mortgage Backed securities in a jointly traded account)                        $  2,175,500      $    2,175,500
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Navigator Securities Lending Prime Portfolio                                                      192,866,787         192,866,787
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  TOTAL COLLATERAL FOR SECURITIES LOANED                                                                           $  195,042,287
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  TOTAL INVESTMENTS                                                                                                $1,319,731,225
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OTHER ASSETS, LESS LIABILITIES - (16.7)%                                                                             (188,462,978)
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  NET ASSETS - 100.0%                                                                                              $1,131,268,247
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(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
GDR       Global Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CAPITAL OPPORTUNITIES FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $1,248,685,511
                                                              ==============
Gross unrealized appreciation                                 $  114,515,924
Gross unrealized depreciation                                    (45,645,710)
                                                              --------------
      Net unrealized appreciation (depreciation)              $   68,870,214
                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: April 16, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: April 16, 2007
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By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2007
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* Print name and title of each signing officer under his or her signature.